UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02945
                                                     ---------

                          CENTENNIAL MONEY MARKET TRUST
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JUNE 30
                                                 -------

                    Date of reporting period: MARCH 31, 2007
                                              --------------


ITEM 1. SCHEDULE OF INVESTMENTS.

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--22.3%
--------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--4.3%
Citibank NA:
5.31%, 4/24/07                                  $ 15,000,000   $     15,000,000
5.31%, 4/25/07                                   241,000,000        241,000,000
5.31%, 4/26/07                                   228,000,000        228,000,000
5.31%, 5/8/07                                     40,000,000         40,000,000
5.31%, 5/11/07                                    68,000,000         68,000,000
5.31%, 5/14/07                                    49,000,000         49,000,000
5.31%, 5/29/07                                    36,000,000         36,000,000
--------------------------------------------------------------------------------
Washington Mutual Bank FA:
5.29%, 4/16/07                                    75,000,000         75,000,000
5.29%, 4/18/07                                   100,000,000        100,000,000
5.31%, 5/17/07                                    50,000,000         50,000,000
5.32%, 4/16/07                                   138,000,000        138,000,000
                                                               -----------------
                                                                  1,040,000,000

--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--18.0%
Abbey National Treasury Services,
5.31%, 4/27/07                                   191,200,000        191,200,000
--------------------------------------------------------------------------------
Bank of Montreal Chicago,
5.28%, 5/24/07                                    49,000,000         48,999,643
--------------------------------------------------------------------------------
Bank of Nova Scotia:
5.275%, 4/2/07                                   200,000,000        200,000,000
5.28%, 4/9/07                                    100,000,000        100,000,000
5.28%, 4/11/07                                    70,000,000         70,000,000
--------------------------------------------------------------------------------
Barclays Bank plc, New York:
5.30%, 6/29/07                                   113,500,000        113,500,000
5.31%, 5/29/07                                    65,000,000         65,000,000
5.32%, 4/9/07                                    146,500,000        146,500,000
--------------------------------------------------------------------------------
BNP Paribas, New York:
5.265%, 7/2/07 1                                 120,000,000        119,992,278
5.29%, 6/20/07 1                                 120,000,000        119,994,754
5.31%, 4/30/07                                   175,000,000        175,000,000
--------------------------------------------------------------------------------
Calyon, New York:
5.26%, 7/2/07 1                                  250,000,000        249,973,936
5.28%, 9/13/07 1                                  75,000,000         74,990,997
--------------------------------------------------------------------------------
Deutsche Bank Financial LLC:
5.285%, 4/18/07                                  170,000,000        170,000,000
5.29%, 5/7/07                                    175,000,000        175,000,000
--------------------------------------------------------------------------------
Fortis Bank SA/NV, New York:
5.31%, 5/7/07                                    175,000,000        175,000,000
5.31%, 5/7/07                                     70,000,000         70,000,000
--------------------------------------------------------------------------------
Lloyds TSB Bank plc, New York:
5.27%, 4/4/07                                     88,000,000         88,000,000
5.27%, 4/6/07                                    100,000,000        100,000,000
5.28%, 4/25/07                                   100,000,000        100,000,000
5.285%, 5/2/07                                    50,000,000         50,000,000
--------------------------------------------------------------------------------
Rabobank Nederland NV:
5.27%, 4/4/07                                    123,000,000        123,000,000
5.27%, 4/5/07                                    150,000,000        150,000,000
5.28%, 4/9/07                                    290,000,000        290,000,000
--------------------------------------------------------------------------------
Royal Bank of Scotland, New York:
5.28%, 4/11/07                                   200,000,000        200,000,000
5.28%, 4/11/07                                   100,000,000        100,000,000


                        1 | CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
5.28%, 4/12/07                                  $100,000,000   $    100,000,000
5.31%, 5/23/07                                    63,000,000         63,000,000
--------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York:          50,000,000         49,997,283
5.28%, 7/5/07 1
5.285%, 5/17/07 1                                 50,000,000         49,998,907
--------------------------------------------------------------------------------
Svenska Handelsbanken NY, 5.315%, 4/30/07         75,000,000         75,000,298
--------------------------------------------------------------------------------
Toronto Dominion Bank, New York:
5.30%, 6/25/07                                   250,000,000        250,000,000
5.30%, 6/29/07                                    78,000,000         78,000,000
--------------------------------------------------------------------------------
UBS AG Stamford CT, 5.29%, 4/19/07                74,500,000         74,499,681
--------------------------------------------------------------------------------
Westpac Banking Corp., New York,
5.29%, 4/18/07                                   100,000,000        100,000,000
                                                               -----------------
                                                                  4,306,647,777

                                                               -----------------
Total Certificates of Deposit
(Cost $5,346,647,777)                                             5,346,647,777

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--23.8%
--------------------------------------------------------------------------------
Abbey National plc, 5.235%, 6/1/07                74,900,000         74,235,606
--------------------------------------------------------------------------------
Barclays Bank plc, New York,
5.315%, 4/23/07                                  300,000,000        300,000,000
--------------------------------------------------------------------------------
Calyon North America, Inc., 5.23%, 6/11/07        50,000,000         49,484,264
--------------------------------------------------------------------------------
Danske Corp.:
5.25%, 4/27/07 2                                 162,200,000        161,584,992
5.255%, 4/11/07 2                                100,000,000         99,854,028
--------------------------------------------------------------------------------
Deutsche Bank Financial LLC:
5.25%, 4/13/07                                    53,500,000         53,406,375
5.26%, 5/9/07                                    207,500,000        206,347,914
--------------------------------------------------------------------------------
Dexia Delaware LLC:
5.235%, 5/7/07                                    30,000,000         29,842,950
5.24%, 4/27/07                                   110,000,000        109,583,711
5.24%, 5/2/07                                     50,000,000         49,774,389
5.25%, 4/19/07                                   125,000,000        124,671,875
5.27%, 4/2/07                                     24,016,000         24,012,484
--------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland,
5.24%, 5/14/07 2                                 157,950,000        156,961,409
--------------------------------------------------------------------------------
HBOS Treasury Services:
5.24%, 4/16/07                                   100,000,000         99,781,667
5.24%, 4/17/07                                    34,800,000         34,718,955
5.24%, 4/23/07                                   114,000,000        113,634,947
5.24%, 5/15/07                                    50,000,000         49,679,778
5.245%, 4/30/07                                   91,100,000         90,715,255
--------------------------------------------------------------------------------
HBOS Treasury Services plc, Sydney:              123,000,000        121,730,569
5.235%, 6/11/07
5.24%, 5/17/07                                    97,800,000         97,145,175
5.295%, 6/28/07                                   69,300,000         69,300,000
--------------------------------------------------------------------------------
HSBC USA, Inc. NA:
5.23%, 6/6/07                                     25,000,000         24,760,292
5.24%, 5/4/07                                     50,000,000         49,759,833
5.25%, 4/3/07                                     33,000,000         32,990,375
--------------------------------------------------------------------------------
M&I Marshall & Ilsley Bank,
5.36%, 4/16/07 1                                  73,500,000         73,501,415
--------------------------------------------------------------------------------
Nationwide Building Society:
5.20%, 4/10/07 2                                  50,000,000         49,935,000
5.21%, 4/13/07 2                                  80,000,000         79,861,067
5.23%, 6/13/07 2                                 200,000,000        197,878,944
5.23%, 6/15/07 2                                  40,000,000         39,564,167


                        2 | CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
5.48%, 7/20/07 1,3                              $ 63,160,000   $     63,187,814
--------------------------------------------------------------------------------
Nordea North America, Inc.:
5.225%, 6/27/07                                  100,000,000         98,737,292
5.24%, 4/26/07                                    78,737,000         78,450,485
5.25%, 4/2/07                                     44,440,000         44,433,519
5.25%, 4/3/07                                     90,956,000         90,929,471
5.26%, 6/7/07                                     20,000,000         19,804,583
--------------------------------------------------------------------------------
Rabobank USA Financial Corp., 5.34%, 4/2/07       25,000,000         24,996,292
--------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB,
5.235%, 5/14/07 2                                365,000,000        362,717,685
--------------------------------------------------------------------------------
Societe Generale North America:
5.16%, 4/5/07                                    100,000,000         99,942,667
5.23%, 6/28/07                                    13,578,000         13,404,413
5.26%, 4/12/07                                    33,200,000         33,146,640
5.40%, 4/2/07                                     41,585,000         41,578,894
--------------------------------------------------------------------------------
St. George Bank Ltd., 5.24%, 4/30/07 2            75,000,000         74,683,417
--------------------------------------------------------------------------------
Stadshypotek Delaware, Inc.:
5.23%, 6/7/07 2                                  173,900,000        172,206,618
5.24%, 4/11/07 2                                  50,000,000         49,927,222
5.24%, 4/17/07 2                                  25,500,000         25,440,613
5.24%, 5/7/07 2                                   24,500,000         24,371,620
5.25%, 4/23/07 2                                  50,000,000         49,839,583
--------------------------------------------------------------------------------
Suntrust Bank, 5.44%, 4/2/07 1                    38,430,000         38,471,306
--------------------------------------------------------------------------------
Swedbank AB:
5.235%, 5/14/07                                  132,500,000        131,671,489
5.235%, 6/1/07                                    90,000,000         89,201,663
--------------------------------------------------------------------------------
Swedbank Mortgage AB, 5.24%, 5/2/07              200,000,000        199,097,556
--------------------------------------------------------------------------------
UBS Finance (Delaware) LLC:
5.24%, 4/19/07                                   100,000,000         99,738,000
5.24%, 4/24/07                                    50,000,000         49,832,611
5.24%, 4/25/07                                    27,100,000         27,005,331
5.24%, 5/2/07                                    253,000,000        251,858,626
5.24%, 5/3/07                                     70,000,000         69,673,956
5.24%, 5/4/07                                    196,000,000        195,058,547
5.25%, 4/9/07                                     50,000,000         49,941,667
5.25%, 4/16/07                                   100,000,000         99,781,250
--------------------------------------------------------------------------------
Westpac Banking Corp.:
5.23%, 7/2/07 2                                   30,000,000         29,603,392
5.24%, 4/24/07 2                                 100,000,000         99,665,222
5.24%, 5/4/07 2                                   72,500,000         72,151,758
5.24%, 5/14/07 2                                  10,000,000          9,937,411
5.25%, 4/2/07 2                                  170,000,000        169,975,208
                                                               -----------------
Total Direct Bank Obligations
(Cost $5,715,181,257)                                             5,715,181,257

--------------------------------------------------------------------------------
LETTERS OF CREDIT--1.0%
--------------------------------------------------------------------------------
Fortis Bank SA/NV, guaranteeing commercial
paper of ICICI Bank Ltd., 5.25%, 5/9/07           65,000,000         64,639,528
--------------------------------------------------------------------------------
Suntrust Bank, guaranteeing commercial
paper of NATC California LLC:
5.27%, 4/12/07                                    70,000,000         69,887,281
5.27%, 4/13/07                                   100,000,000         99,824,333
                                                               -----------------
Total Letters of Credit (Cost $234,351,142)                         234,351,142


                        3 | CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
SHORT-TERM NOTES--52.9%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--20.7%
Amsterdam Funding Corp.:
5.27%, 4/20/07 2                                $193,800,000   $    193,260,967
5.27%, 4/26/07 2                                  55,980,000         55,775,129
--------------------------------------------------------------------------------
Aquinas Funding LLC, 5.27%, 4/25/07 2             60,608,000         60,395,064
--------------------------------------------------------------------------------
Barton Capital Corp.:
5.27%, 4/5/07 2                                   50,000,000         49,970,722
5.27%, 4/11/07 2                                  30,000,000         29,956,083
5.27%, 4/12/07 2                                 110,969,000        110,790,309
5.27%, 4/13/07 2                                  98,381,000         98,208,177
5.27%, 4/24/07 2                                  50,000,000         49,831,653
5.28%, 4/23/07 2                                  64,132,000         63,925,067
5.30%, 4/18/07 2                                  40,000,000         39,899,889
--------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust
2006-SN1A, 5.32%, 9/20/07 1                       17,376,471         17,376,471
--------------------------------------------------------------------------------
Chesham Finance LLC:
5.24%, 4/12/07                                    75,000,000         74,879,917
5.27%, 4/10/07                                    16,900,000         16,877,721
5.27%, 5/11/07                                    97,000,000         96,432,011
5.28%, 4/6/07                                     50,000,000         49,963,333
5.44%, 4/2/07                                     87,000,000         86,987,062
--------------------------------------------------------------------------------
Concord Minutemen Capital Co. LLC:
5.27%, 4/5/07 2                                   40,400,000         40,376,299
5.27%, 4/11/07 2                                 117,500,000        117,327,993
5.27%, 4/12/07 2                                 184,459,000        184,161,970
5.28%, 4/25/07 2                                  75,368,000         75,102,705
--------------------------------------------------------------------------------
Crown Point Capital Co., 5.29%, 4/4/07 2          50,000,000         49,977,958
--------------------------------------------------------------------------------
Fairway Finance Corp.:
5.245%, 6/14/07 2                                 30,778,000         30,446,170
5.265%, 4/5/07 2                                 111,151,000        111,086,001
5.27%, 5/3/07 2                                   25,462,000         25,342,725
5.28%, 4/20/07 2                                  50,000,000         49,860,667
5.30%, 4/26/07 2                                  27,879,000         27,776,390
5.31%, 4/3/07 2                                   22,345,000         22,338,421
--------------------------------------------------------------------------------
FCAR Owner Trust I:
5.185%, 4/16/07                                   35,000,000         34,924,385
5.25%, 6/18/07                                    50,000,000         49,431,250
--------------------------------------------------------------------------------
FCAR Owner Trust II:
5.26%, 4/26/07                                   100,000,000         99,634,722
5.26%, 4/27/07                                   111,700,000        111,275,664
5.27%, 4/5/07                                      2,847,000          2,845,333
--------------------------------------------------------------------------------
Gemini Securitization Corp.:
5.24%, 6/29/07 2                                  45,000,000         44,417,050
5.26%, 4/4/07 2                                    8,500,000          8,496,274
5.27%, 4/2/07 2                                   15,300,000         15,297,760
5.27%, 4/5/07 2                                  171,500,000        171,399,577
5.27%, 5/1/07 2                                   25,000,000         24,890,208


                        4 | CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
5.28%, 5/3/07 2                                 $ 50,000,000   $     49,765,333
--------------------------------------------------------------------------------
Gotham Funding Corp.:
5.27%, 5/24/07 2                                 125,005,000        124,035,135
5.28%, 4/4/07 2                                  125,993,000        125,937,608
5.30%, 4/5/07 2                                   50,000,000         49,970,611
5.32%, 4/3/07 2                                  107,785,000        107,753,250
--------------------------------------------------------------------------------
GOVCO, Inc.:
5.23%, 7/2/07 2                                   47,022,000         46,393,525
5.24%, 6/13/07 2                                  63,000,000         62,330,590
5.24%, 6/15/07 2                                  40,000,000         39,563,333
5.245%, 5/23/07 2                                 40,500,000         40,193,168
5.245%, 5/24/07 2                                 35,000,000         34,729,737
5.25%, 4/25/07 2                                  50,000,000         49,825,000
5.26%, 4/2/07 2                                   31,000,000         30,995,471
5.26%, 4/11/07 2                                  50,000,000         49,926,944
5.26%, 4/13/07 2                                  63,200,000         63,089,189
5.26%, 4/27/07 2                                  35,000,000         34,867,039
--------------------------------------------------------------------------------
Grampian Funding LLC, 5.30%, 4/12/07 2            33,000,000         32,946,558
--------------------------------------------------------------------------------
Kitty Hawk Funding Corp.,
5.255%, 5/16/07 2                                 87,834,000         87,257,040
--------------------------------------------------------------------------------
Legacy Capital LLC:
5.27%, 4/12/07                                    98,000,000         97,842,193
5.27%, 4/16/07                                   140,000,000        139,694,917
5.275%, 4/4/07                                    80,280,000         80,244,710
5.28%, 4/10/07                                    98,300,000         98,169,994
--------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
5.27%, 4/5/07 2                                   62,742,000         62,705,819
5.27%, 5/8/07 2                                   76,742,000         76,326,335
5.28%, 4/16/07 2                                 100,000,000         99,780,000
5.28%, 4/18/07 2                                 133,742,000        133,409,168
--------------------------------------------------------------------------------
Old Line Funding Corp.:
5.26%, 4/12/07 2                                  51,666,000         51,582,961
5.26%, 4/13/07 2                                  63,592,000         63,480,502
5.27%, 4/23/07 2                                  72,851,000         72,616,698
--------------------------------------------------------------------------------
Perry Global Funding LLC, Series A,
5.24%, 6/18/07 2                                  33,255,000         32,877,445
--------------------------------------------------------------------------------
Victory Receivables Corp.:
5.28%, 4/9/07 2                                   45,963,000         45,909,070
5.28%, 4/12/07 2                                   7,383,000          7,371,089
5.28%, 4/17/07 2                                  67,344,000         67,185,966
5.29%, 4/4/07 2                                  115,437,000        115,386,112
5.29%, 4/18/07 2                                 107,788,000        107,518,897
5.29%, 4/19/07 2                                  38,336,000         38,234,601
--------------------------------------------------------------------------------
Windmill Funding Corp., 5.27%, 4/27/07 2         121,000,000        120,539,461
--------------------------------------------------------------------------------
Yorktown Capital LLC, 5.265%, 4/4/07 2            39,124,000         39,106,834
                                                               -----------------
                                                                  4,970,501,400

--------------------------------------------------------------------------------
BEVERAGES--0.0%
Better Brands of South Georgia LLP, Series
2003, 5.32%, 4/5/07 1                             11,350,000         11,350,000


                        5 | CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
CAPITAL MARKETS--5.3%
Banc of America Securities LLC,
5.36%, 4/2/07 1                                 $180,000,000   $    180,000,000
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:
5.23%, 6/22/07                                   100,000,000         98,808,722
5.24%, 4/19/07                                   100,000,000         99,738,000
5.24%, 4/20/07                                   200,000,000        199,446,889
--------------------------------------------------------------------------------
BNP Paribas Finance, Inc., 5.22%, 7/6/07          36,400,000         35,893,312
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc.,
5.37%, 4/6/07 1,4                                180,000,000        180,000,000
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc., Series B,
5.46%, 5/11/07 1,3                                25,000,000         25,003,667
--------------------------------------------------------------------------------
Lehman Brothers, Inc., 5.50%, 4/2/07 1            43,000,000         43,000,000
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., Series C:              70,000,000         70,037,108
5.47%, 8/27/07 1
5.485%, 10/19/07 1                                50,000,000         50,041,397
--------------------------------------------------------------------------------
Morgan Stanley:
5.24%, 5/4/07                                     50,000,000         49,759,604
5.245%, 4/13/07                                  228,000,000        227,601,380
                                                               -----------------
                                                                  1,259,330,079

--------------------------------------------------------------------------------
CHEMICALS--1.7%
BASF AG:
5.23%, 6/11/07 2                                 225,000,000        222,679,188
5.24%, 5/21/07 2                                  46,500,000         46,161,583
5.248%, 5/23/07 2                                147,500,000        146,381,991
                                                               -----------------
                                                                    415,222,762

--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.1%
Bank of America Corp.:
5.225%, 6/27/07                                  214,000,000        211,297,804
5.225%, 6/28/07                                  240,000,000        236,934,667
5.23%, 6/15/07                                    25,000,000         24,727,604
5.24%, 4/30/07                                    93,000,000         92,607,437
5.24%, 5/24/07                                    59,000,000         58,544,848
--------------------------------------------------------------------------------
HSBC Bank USA NA, 5.42%, 9/21/07 1                50,000,000         50,023,107
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.:
5.25%, 4/25/07                                   100,000,000         99,650,000
5.25%, 4/26/07                                   172,000,000        171,372,917
--------------------------------------------------------------------------------
Marshall & Ilsley Corp.:
5.24%, 5/7/07                                     25,000,000         24,869,000
5.26%, 4/27/07                                    25,000,000         24,905,028
                                                               -----------------
                                                                    994,932,412

--------------------------------------------------------------------------------
COMMERCIAL FINANCE--0.1%
Private Export Funding Corp., 5.25%,
4/2/07 2                                          17,810,000         17,807,403
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.7%
General Electric Capital Services:
5.23%, 5/10/07                                   200,000,000        198,866,833
5.23%, 5/11/07                                   222,500,000        221,207,028
--------------------------------------------------------------------------------
Greenwich Capital Holdings, Inc.:
5.245%, 4/9/07                                    34,800,000         34,759,439
5.525%, 11/15/07 1,4                             170,000,000        170,000,000


                        6 | CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
HSBC Finance Corp.:
5.23%, 6/15/07                                  $148,600,000   $    146,980,879
5.24%, 5/4/07                                    148,000,000        147,289,107
5.25%, 4/4/07                                    150,000,000        149,934,375
--------------------------------------------------------------------------------
Prudential Funding LLC, 5.26%, 5/9/07 4           50,000,000         49,722,389
                                                               -----------------
                                                                  1,118,760,050

--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Mississippi Business Finance Corp. Revenue
Bonds, Signal International LLC Project,
Series 2004A, 5.32%, 4/2/07 1                     14,000,000         14,000,000
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.0%
Cambridge-Southlake Partners LP, Series
2003, 5.32%, 4/5/07 1                              8,675,000          8,675,000
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.1%
BRCH Corp., Series 1999, 5.35%, 4/2/07 1           8,000,000          8,000,000
--------------------------------------------------------------------------------
Heart Property LLC, Series 2001,
5.38%, 4/2/07 1                                    6,470,000          6,470,000
                                                               -----------------
                                                                     14,470,000

--------------------------------------------------------------------------------
INSURANCE--2.3%
ING America Insurance Holdings, Inc.:
5.23%, 6/18/07                                    50,000,000         49,433,417
5.23%, 6/19/07                                    30,000,000         29,655,692
5.24%, 4/18/07                                    50,000,000         49,876,278
5.24%, 4/20/07                                    24,000,000         23,933,627
5.24%, 4/23/07                                    50,000,000         49,839,889
5.24%, 4/30/07                                    50,000,000         49,788,944
5.24%, 5/4/07                                     50,000,000         49,759,833
5.24%, 5/18/07                                    50,000,000         49,657,944
5.24%, 5/30/07                                    21,400,000         21,216,222
5.245%, 4/10/07                                   50,000,000         49,934,438
--------------------------------------------------------------------------------
Jackson National Life Global Funding,
Series 2004-6, 5.39%, 4/16/07 1,4                 50,000,000         50,000,000
--------------------------------------------------------------------------------
MetLife Funding, Inc., 5.24%, 5/10/07             21,067,000         20,947,410
--------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series
2003-5, 5.41%, 4/16/07 1,4                        69,400,000         69,400,000
                                                               -----------------
                                                                    563,443,694

--------------------------------------------------------------------------------
LEASING & FACTORING--2.6%
American Honda Finance Corp.:
5.306%, 6/25/07 1,3                               75,000,000         74,997,653
5.316%, 12/6/07 1,3                              140,000,000        140,000,000
5.316%, 9/26/07 1,3                               65,000,000         65,000,000
5.33%, 10/30/07 1,3                               30,000,000         30,000,000
5.33%, 11/9/07 1,3                                50,000,000         50,000,000
5.36%, 2/13/08 1,3                                25,000,000         25,006,382
5.47%, 10/22/07 1,3                               20,000,000         20,015,234
--------------------------------------------------------------------------------
MRN Ltd. Partnership, 5.38%, 4/2/07 1              9,700,000          9,700,000
--------------------------------------------------------------------------------
South Elgin Leasing, Inc., 5.51%, 4/2/07 1         1,760,000          1,760,000
--------------------------------------------------------------------------------
Toyota Motor Credit Corp.:
5.24%, 4/19/07                                   100,000,000         99,738,000
5.24%, 4/20/07                                   100,000,000         99,723,444
                                                               -----------------
                                                                    615,940,713


                        7 | CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Prattville, AL Cooperative District Ltd.
Economic Development Revenue Bonds, Bass
Pro Project, Series 2006, 5.32%, 4/5/07 1       $ 23,370,000   $     23,370,000
                                                               -----------------
                                                                     23,370,000

--------------------------------------------------------------------------------
MUNICIPAL--0.1%
City Parc at Golden Triangle Ltd.
Partnership, 5.34%, 4/5/07 1                       5,525,000          5,525,000
--------------------------------------------------------------------------------
Intrepid Museum Foundation,
5.34%, 4/1/07 1                                    7,080,000          7,080,000
--------------------------------------------------------------------------------
Okolona Christian Church Project, Series
2002, 5.38%, 4/2/07 1                              6,756,000          6,756,000
--------------------------------------------------------------------------------
Private Colleges and Universities
Authority Revenue Bonds, Mercer University
Project, 5.40%, 4/1/07 1                           8,185,000          8,185,000
                                                               -----------------
                                                                     27,546,000

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--3.6%
Procter & Gamble Co. International Funding:
5.24%, 5/29/07 2                                  75,200,000         74,565,145
5.24%, 6/4/07 2                                  150,000,000        148,602,667
5.25%, 4/20/07 2                                  50,000,000         49,861,458
5.25%, 5/23/07 2                                 139,200,000        138,144,400
5.25%, 5/24/07 2                                  30,000,000         29,768,125
--------------------------------------------------------------------------------
Reckitt Benckiser plc:
5.24%, 5/2/07 2                                   23,000,000         22,896,219
5.24%, 5/3/07 2                                   46,500,000         46,283,413
5.24%, 5/11/07 2                                  47,000,000         46,726,356
5.25%, 4/19/07 2                                  44,500,000         44,383,188
5.25%, 4/24/07 2                                  28,000,000         27,906,083
5.25%, 4/25/07 2                                  50,000,000         49,825,000
5.25%, 4/26/07 2                                  64,500,000         64,264,844
5.25%, 5/4/07 2                                   38,000,000         37,817,473
5.25%, 5/8/07 2                                   20,000,000         19,892,083
5.25%, 5/10/07 2                                  19,500,000         19,389,094
5.25%, 5/14/07 2                                  25,000,000         24,843,229
5.25%, 5/23/07 2                                  10,800,000         10,718,100
                                                               -----------------
                                                                    855,886,877

--------------------------------------------------------------------------------
REAL ESTATE--0.0%
D&H Enterprises of Ohio LLC, Series 2005,
5.38%, 4/2/07 1                                    6,875,000          6,875,000
                                                               -----------------
                                                                      6,875,000

--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--7.4%
Cooperative Assn. of Tractor Dealers,
Inc., Series B:
5.26%, 6/21/07                                     9,032,000          8,925,106
5.30%, 4/2/07                                     17,000,000         16,997,497
--------------------------------------------------------------------------------
K2 (USA) LLC:
5.19%, 4/10/07                                    50,000,000         49,935,125
5.21%, 4/17/07                                    65,000,000         64,849,489
5.23%, 6/14/07                                    26,300,000         26,017,260
5.24%, 6/29/07                                    46,000,000         45,404,096
5.25%, 4/19/07                                    23,243,000         23,181,987


                        8 | CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
5.25%, 4/25/07                                  $ 49,500,000   $     49,326,750
5.25%, 5/1/07                                     16,000,000         15,930,000
5.25%, 5/11/07                                    32,600,000         32,409,833
5.25%, 6/4/07                                     22,800,000         22,587,200
--------------------------------------------------------------------------------
K2 (USA) LLC 1, 5.355%, 10/26/07 1,3              50,000,000         50,004,274
--------------------------------------------------------------------------------
LINKS Finance LLC:
5.306%, 9/25/07 1,3                              100,000,000         99,992,726
5.31%, 12/20/07 1,3                               89,000,000         88,987,416
5.32%, 12/3/07 1                                  85,000,000         84,988,605
--------------------------------------------------------------------------------
Parkland (USA) LLC, 5.31%, 12/12/07 1,3           40,000,000         39,994,411
--------------------------------------------------------------------------------
Premier Asset Collateralized Entity LLC:
5.30%, 4/23/07 1,3                                75,000,000         74,999,561
5.30%, 9/17/07 1,3                               100,000,000        100,000,000
--------------------------------------------------------------------------------
Premier Asset Collateralized Entity LLC 1,
5.25%, 6/22/07 3                                  30,600,000         30,234,075
--------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM,
5.34%, 4/23/07 1                                 156,500,000        156,500,000
--------------------------------------------------------------------------------
Sigma Finance, Inc., 5.24%, 6/27/07              270,000,000        266,580,900
--------------------------------------------------------------------------------
Ticonderoga Funding LLC:
5.28%, 4/20/07                                    85,455,000         85,216,865
5.28%, 5/2/07                                     34,400,000         34,243,590
--------------------------------------------------------------------------------
Union Hamilton Special Purpose Funding LLC:
5.35%, 9/28/07 1                                 100,000,000        100,000,000
5.355%, 6/15/07 1                                 50,000,000         50,000,000
--------------------------------------------------------------------------------
Wachovia Asset Securitization, Inc.,
Series 2004-HM1A, Cl. A, 5.31%, 4/25/07 1         23,594,907         23,594,728
--------------------------------------------------------------------------------
ZAIS Levered Loan Fund Ltd. CLO, Series
2006-1A, Cl. 1, 5.39%, 1/2/08 1,4                125,000,000        125,000,000
                                                               -----------------
                                                                  1,765,901,494

                                                               -----------------
Total Short-Term Notes (Cost $12,684,012,884)                    12,684,012,884

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--0.1%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
5.35%, 12/19/07 (Cost $25,000,000)                25,000,000         25,000,000

TOTAL INVESTMENTS, AT VALUE
(COST $24,005,193,060)                                 100.1%    24,005,193,060
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                   (0.1)       (26,981,070)

                                                --------------------------------
NET ASSETS                                             100.0%  $ 23,978,211,990
                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE TRUST AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $7,128,998,115, or 29.73% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $977,423,213 or 4.08% of the Trust's net assets as of March 31, 2007.

4. Illiquid security. The aggregate value of illiquid securities as of March 31, 2007 was $644,122,389, which represents 2.69% of the Trust's net assets.

See accompanying Notes.


                        9 | CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

NOTES TO STATEMENT OF INVESTMENTS
--------------------------------------------------------------------------------

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

ILLIQUID SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                       10 | CENTENNIAL MONEY MARKET TRUST



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2007, the
         registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Money Market Trust

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: May 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: May 14, 2007


By: /s/ Brian W. Wixted
    -------------------
    Brian W. Wixted
    Principal Financial Officer
Date: May 14, 2007